ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Lodging Group, Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries (the “Group) are to develop leased-and-operated and franchised-and-managed limited-service hotels under the “Hanting Express Hotel”, “Hanting Seasons Hotel” and “Hanting Hi Inn” brands in the People’s Republic of China (“PRC”).

Leased-and-operated hotels

The Group leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the “Hanting Express Hotel”, “Hanting Seasons Hotel” and “Hanting Hi Inn” brands at the beginning of the lease, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease.

Under the lease arrangements, the Group typically receives rental holidays of two to six months and pays fixed rent on a quarterly or biannual basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

As of December 31, 2010 and 2011, the Group had 243 and 344 leased-and-operated hotels in operation, respectively.

Franchised-and-managed hotels

The Group enters into certain franchise arrangements with property owners for which the Group is responsible for managing the hotels, including hiring and appointing of the general manager of each franchised-and-managed hotel. Under a typical franchise agreement, the franchisee is required to pay an initial franchise-and-management fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is typically eight years and is renewable upon mutual agreement between the Group and the franchisee.

As of December 31, 2010 and 2011, the Group had 195 and 295 franchised-and-managed hotels in operation, respectively.